SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On March 15, 2024, the Company filed a preliminary proxy statement with the SEC in connection with a special meeting of stockholders will be held on May 9, 2024. The business for the meeting is to consider and vote to approve an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s outstanding shares of common stock at a ratio in the rage of 1:4 to 1:8.